Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 101,101,071	¥ 96,129,761
Less: Accumulated amortization	(12,157,392)	(1,602,163)
Intangible assets, net	88,943,679	94,527,598
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cost	96,129,761	¥ 96,129,761
Computer Software
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 4,971,310